A3 Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 30.8%
37,700	Apollo Investment Corp.	$514,605
29,882	Eagle Point Credit Co., Inc.	404,901
22,120	Eagle Point Income Co., Inc.	357,902
26,546	FS KKR Capital Corp.	571,004
23,938	OFS Capital Corp.	238,422
8,489	OFS Credit Co., Inc.	123,600
77,900	Oxford Lane Capital Corp.	577,239
59,918	Oxford Square Capital Corp.	294,197
66,170	PennantPark Investment Corp.	442,016
	TOTAL CLOSED-END FUNDS
	(Cost $3,563,545)	3,523,886

Principal Amount
	PREFERRED STOCKS — 2.0%
	FINANCIAL — 2.0%
$9,200	Oxford Lane Capital Corp. 6.250%, 2/28/2027,[1]	229,816
	TOTAL PREFERRED STOCKS
	(Cost $221,996)	229,816

Number of Shares
	REAL ESTATE INVESTMENT TRUSTS — 4.9%
18,900	AGNC Investment Corp.	319,221
55,600	New York Mortgage Trust, Inc.	248,532
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $603,558)	567,753

Principal Amount
	SYNDICATED PARTICIPATIONS — 0.5%
	Global Merchant Cash, Inc.
$1,907	1.32, 7/11/2021[2,3,4,5]	1,510
17,265	1.30, 7/18/2021[2,3,4,5]	13,945
29,927	1.30, 10/15/2021[2,3,4,5,6]	6,042
65,100	1.40, 12/21/2021[2,3,4,5,6]	13,020
6,230	1.35, 12/31/2021[2,3,4,5,6]	1,994
4,070	1.39, 12/31/2021[2,3,4,5,6]	3,272
90,309	1.30, 6/22/2022[2,3,4,5,6]	10,521
29,967	1.39, 6/22/2022[2,3,4,5,6]	6,035
	TOTAL SYNDICATED PARTICIPATIONS
	(Cost $217,197)	56,339

A3 Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES — 58.8%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 57.2%
	Government National Mortgage Association
$1,577,061	2.163%, 11/20/2067[1,7,8]	134,113
1,533,412	2.306%, 1/20/2068[1,7,8]	182,184
593,890	2.320%, 10/20/2067[1,7,8]	68,859
6,177,226	2.070%, 12/20/2066[1,7,8,9]	450,474
3,483,888	2.228%, 2/20/2067[1,7,8,9]	313,903
2,772,160	1.082%, 9/20/2069[1,7,8]	159,955
2,895,183	1.011%, 7/20/2069[1,7,8]	141,266
1,291,500	2.354%, 10/20/2066[1,7,8]	98,551
854,193	1.631%, 2/20/2066[1,7,8]	60,746
951,873	1.589%, 4/20/2066[1,7,8]	79,488
1,741,093	1.170%, 8/20/2063[1,7,8]	46,835
764,705	1.711%, 4/20/2065[1,7,8]	49,716
603,101	2.441%, 1/20/2067[1,7,8]	52,568
1,592,299	1.845%, 10/20/2066[1,7,8]	108,412
432,304	2.273%, 7/20/2065[1,7,8]	37,772
1,006,718	1.905%, 9/20/2065[1,7,8]	82,088
717,436	1.608%, 9/20/2065[1,7,8]	46,775
724,364	1.758%, 1/20/2066[1,7,8]	49,604
1,281,227	1.919%, 7/20/2065[1,7,8]	73,492
1,141,397	1.850%, 4/20/2067[1,7,8]	77,200
1,839,063	1.857%, 8/20/2067[1,7,8]	132,672
1,850,820	1.464%, 3/20/2064[1,7,8]	80,538
1,626,135	1.466%, 5/20/2064[1,7,8]	103,524
2,535,666	2.149%, 6/20/2065[1,7,8]	194,328
1,125,021	2.277%, 6/20/2066[1,7,8]	90,829
2,267,382	2.533%, 2/20/2068[1,7,8]	202,773
537,532	1.742%, 10/20/2062[1,7,8]	26,582
732,266	2.295%, 8/20/2067[1,7,8]	70,387
1,339,019	1.532%, 10/20/2064[1,7,8]	75,935
3,648,728	1.347%, 11/20/2069[1,7,8]	281,542
3,594,716	1.205%, 11/20/2069[1,7,8]	232,521
3,917,628	1.104%, 12/20/2069[1,7,8]	281,187
3,942,982	1.112%, 12/20/2069[1,7,8]	222,655
3,122,051	0.829%, 6/20/2069[1,7,8]	171,182
2,960,224	1.660%, 5/20/2063[1,7,8]	141,281
4,058,015	1.663%, 5/20/2063[1,7,8]	289,506
1,600,829	1.305%, 6/20/2063[1,7,8]	82,822
1,516,603	1.557%, 11/20/2064[1,7,8]	105,171
1,835,039	1.619%, 9/20/2066[1,7,8]	103,595
4,942,466	1.069%, 3/20/2070[1,7,8]	264,999
3,060,475	1.537%, 9/20/2069[1,7,8]	206,798
3,768,909	1.521%, 7/20/2069[1,7,8]	253,648

A3 Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
2,371,920	1.056%, 11/20/2069[1,7,8]	148,550
5,166,517	0.802%, 4/20/2070[1,7,8]	252,643
1,694,395	2.205%, 10/20/2067[1,7,8]	185,450
813,952	1.711%, 3/20/2068[1,7,8]	37,852
		6,552,971
	OTHER — 1.6%
200,000	United States Treasury Bond 1.625%, 11/15/2050	179,781
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $7,922,070)	6,732,752

Number of Shares
	SHORT-TERM INVESTMENTS — 1.7%
193,474	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[9,10]	193,474
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $193,474)	193,474
	TOTAL INVESTMENTS — 98.7%
	(Cost $12,721,840)	11,304,020
	Other Assets Less Liabilities — 1.3%	152,072
	TOTAL NET ASSETS — 100.0%	$11,456,092

[1]	Callable.
[2]	The Factor listed represents the repayment amount divided by the advance amount, quoted in a decimal format.
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $56,339, which represents 0.5% of total net assets of the Fund.
[4]	The Maturity Date listed is an estimate of the anticipated timing of full repayment.
[5]	Restricted security. The total value of these securities is $56,339, which represents 0.5% of total net assets of the Fund.
[6]	Defaulted.
[7]	Interest-only security.
[8]	Variable rate security. Rate shown is the rate in effect as of period end.
[9]	All or a portion of this security is segregated as collateral for futures and other derivative instruments. The market value of the securities pledged as collateral was $957,180, which represents 8.4% of total net assets of the Fund.
[10]	The rate is the annualized seven-day yield at period end.